Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 12, 2012
Registrant Name	dei_EntityRegistrantName	US GLOBAL INVESTORS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000101507
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 12, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 12, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012

Global MegaTrends Fund (Prospectus Summary): | Global MegaTrends Fund
MegaTrends Fund (formerly, the Global MegaTrends Fund)

U.S. GLOBAL INVESTORS FUNDS

MegaTrends Fund (formerly, the Global MegaTrends Fund)

Institutional Class Shares

SUPPLEMENT DATED DECEMBER 12, 2012

TO THE PROSPECTUS DATED MAY 1, 2012

The word ���Global��� is being dropped from the fund���s name. The fund is now known as the MegaTrends Fund. All references to the ���Global MegaTrends Fund��� should be replaced with ���MegaTrends Fund.���

On page 2 of the prospectus, the fifth paragraph under the heading Principal Strategies (describing the restriction requiring the fund to invest at least 40% of its assets in securities of companies tied to at least three countries other than the U.S.) should be deleted.

On page 2 of the prospectus, the following language should be added as the second paragraph under the heading Performance Information :
On December 12, 2012, the investment strategy was changed to its current form. Consequently, prior period performance may have been different under the current investment strategy.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012
Global MegaTrends Fund (Prospectus Summary): | Global MegaTrends Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MegaTrends Fund (formerly, the Global MegaTrends Fund)
Supplement Text	ck0000101507_SupplementTextBlock

U.S. GLOBAL INVESTORS FUNDS

MegaTrends Fund (formerly, the Global MegaTrends Fund)

Institutional Class Shares

SUPPLEMENT DATED DECEMBER 12, 2012

TO THE PROSPECTUS DATED MAY 1, 2012

The word ���Global��� is being dropped from the fund���s name. The fund is now known as the MegaTrends Fund. All references to the ���Global MegaTrends Fund��� should be replaced with ���MegaTrends Fund.���

On page 2 of the prospectus, the fifth paragraph under the heading Principal Strategies (describing the restriction requiring the fund to invest at least 40% of its assets in securities of companies tied to at least three countries other than the U.S.) should be deleted.

Performance Table, Heading	rr_PerformanceTableHeading	On page 2 of the prospectus, the following language should be added as the second paragraph under the heading Performance Information :
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	On December 12, 2012, the investment strategy was changed to its current form. Consequently, prior period performance may have been different under the current investment strategy.
Global MegaTrends Fund | Global MegaTrends Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEGAX
Global MegaTrends Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEGIX